Deferred Income Tax (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Deferred Income Tax

Deferred income tax is classified by its estimated reversal term as follows:

	2017	2018
Deferred income tax asset:
Reversal expected in the following 12 months	73,883	48,889
Reversal expected after 12 months	362,814	376,547

Total deferred tax asset	436,697	425,436

Deferred income tax liability:
Reversal expected in the following 12 months	(5,583)	(9,067)
Reversal expected after 12 months	(66,889)	(66,280)

Total deferred tax liability	(72,472)	(75,347)

Deferred income tax asset, net	364,225	350,089

Summary of Movement of Deferred Income Tax

The movement in deferred income tax is as follows:

	2016	2017	2018
Deferred income tax asset, net as of January 1	48,682	353,839	364,225
Credit to income statement (Note 30)	263,806	42,599	25,118
Adjustment for changes in rates of income tax	17,105	1,951	(1,524)
Credit to other comprehensive income	15,004	—	—
Tax charged to equity	159	—	—
Acquisition of a subsidiary	10,363	(12,160)	(40,460)
Acquisition of joint operation	—	(16,804)	(95)
Other movements	(1,280)	(5,200)	2,825

Total as of December 31	353,839	364,225	350,089

Summary of Movements of Deferred Tax Assets and Liabilities

The movement in deferred tax assets and liabilities in the year, without considering the offsetting of balances, is as follows:

Deferred income tax liabilities	Difference in depreciation rates	Deferred income	Fair value gains	Work in Process	Tax receivables	Borrowing costs capitalized	Purchase price allocation	Others	Total
At January 1, 2016	45,155	—	30,684	24,723	25,543	15,178	—	11,810	153,093

(Charge) credit to P&L	16,595	—	13,587	(16,481)	3,324	6,240	—	2,618	25,883
(Charge) credit to OCI	—	—	(15,348)	—	—	—	—	—	(15,348)
Reclassification of previous years	—	—	(28,923)	—	—	—	30,187	(1,264)	—
Acquisition of subsidiary	—	—	—	—	—	—	(3,069)	—	(3,069)

At December 31, 2016	61,750	—	—	8,242	28,867	21,418	27,118	13,164	160,559

(Charge) credit to P&L	104,101	—	—	(5,712)	3,322	(1,473)	(11,780)	(3,724)	84,734
Sale of subsidiary	—	—	—	—	—	—	—	(83)	(83)

At December 31, 2017	165,851	—	—	2,530	32,189	19,945	15,338	9,357	245,210

(Charge) credit to P&L	(74,679)	13,574	—	2,926	689	(4,229)	(11,699)	7,828	(65,590)
Sale of subsidiaries	(16,189)	—	—	—	—	—	(5,201)	(3,377)	(24,767)

At December 31, 2018	74,983	13,574	—	5,456	32,878	15,716	(1,562)	13,808	154,853

Deferred income tax assets	Provisions	Accelerated tax depreciation	Tax losses	Work in process	Accrual for unpaid vacations	Investments in subsidiaries	Impairment	Tax Goodwill	Others	Total
At January 1, 2016	20,949	14,892	91,313	24,103	14,977	1,476	—	17,522	16,543	201,775

Charge (credit) to P&L	84,571	1,489	51,163	(6,489)	(2,005)	(312)	172,052	3,003	3,322	306,794
Charge (credit) to equity	159	—	—	—	—	—	—	—	—	159
Charge (credit) to ORI	—	—	—	—	—	—	—	—	(343)	(343)
Adquisition of subsidiary (Adexus)	—	—	10,607	—	—	—	—	—	(3,313)	7,294
Others	—	—	—	—	—	(556)	—	—	(725)	(1,281)

At December 31, 2016	105,679	16,381	153,083	17,614	12,972	608	172,052	20,525	15,484	514,398

Charge (credit) to P&L	(12,614)	79,637	(8,555)	21,873	2,166	118	28,593	(112)	18,358	129,464
Charge (credit) to equity	(8,882)	—	—	—	—	—	(7,493)	—	(347)	(16,722)
Reclassification	(30,901)	—	—	—	—	(726)	31,627	—	—	—
Sale of subsidiary (GMD S.A.)	(683)	(9,367)	(438)	—	(1,697)	—	—	—	(236)	(12,421)
Others	(160)	—	(1)	—	(1)	—	1	—	(5,123)	(5,284)

At December 31, 2017	52,439	86,651	144,089	39,487	13,440	—	224,780	20,413	28,136	609,435

Charge (credit) to P&L	702	(83,561)	25,733	(5,482)	1,784	—	35,289	(2,365)	(14,096)	(41,996)
Charge (credit) to equity	—	—	—	—	—	—	—	—	(95)	(95)
Sale of subsidiary	(14,775)	(2,169)	(33,512)	—	(6,215)	—	(6,462)	—	(944)	(64,077)
Others	—	—	—	—	—	—	—	—	1,675	1,675

At December 31, 2018	38,366	921	136,310	34,005	9,009	—	253,607	18,048	14,676	504,942

Summary Of Tax Loss Carry forward

As of December 31, 2018, the total tax loss amounts to S/468.8 million and is composed as follows:

Company		Tax loss apli- cation method	Application			Statute of Limitations
			2019	2020	Forward
GyM S.A.	277,541	B	8,801	19,417	249,323
Vial y Vives - DSD	76,474	N/A	11,022	13,226	52,226
Graña y Montero S.A.A.	56,906	A	46,278	10,628	—	2022
GMP S.A.	17,225	A	—	5,786	11,438	2020 / 2021
TGNCA	15,989	B	—	—	15,989
Viva GyM S.A.	12,497	B	—	—	12,497
Consorcio Italo Peruano	3,870	A	3,870	—	—	2020
Consorcio Peruano de Conservación	3,791	A	—	3,243	549	2020 / 2021
Consorcio Huacho-Pativilca	1,457	A	1,457	—	—	2022
Others	3,055		1,195	142	1,718

	468,806		72,624	52,442	343,739